Note 16 - Basic and Diluted Net Income Per Common Share (Details) - Earnings Per Share Calculation Denominator	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Denominator:
Weighted-average common shares outstanding―basic	44,306,680	40,536,800	40,536,800
Dilutive effect of stock options	54,403	35,800	19,600
Weighted-average common shares outstanding―diluted	44,361,083	40,572,600	40,556,400